Average Annual Total Returns - BlackRock International V.I. Fund	May 01, 2021
CountryWorldEx [Member]
Average Annual Return:
1 Year	10.65%
5 Years	8.93%
10 Years	4.92%
Class I Shares
Average Annual Return:
1 Year	21.32%
5 Years	10.53%
10 Years	6.37%